Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$306,447,295.04	0.9728486	$278,624,975.13	0.8845237	$27,822,319.91
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$765,707,295.04	0.7624592	$737,884,975.13	0.7347549	$27,822,319.91

Weighted Avg. Coupon (WAC)	4.39%		4.38%
Weighted Avg. Remaining Maturity (WARM)	49.02		48.10
Pool Receivables Balance	$876,199,395.88		$843,963,834.29
Remaining Number of Receivables	57,515		56,531

Adjusted Pool Balance	$859,072,109.72		$827,634,460.10

III. COLLECTIONS

Principal:
Principal Collections	$31,212,498.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$834,456.08
Total Principal Collections	$32,046,954.53

Interest:
Interest Collections	$3,162,503.53
Late Fees & Other Charges	$40,040.72
Interest on Repurchase Principal	$-
Total Interest Collections	$3,202,544.25

Collection Account Interest	$4,554.05
Reserve Account Interest	$807.41
Servicer Advances	$-

Total Collections	$35,254,860.24

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$35,254,860.24
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,254,860.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$730,166.16		$730,166.16	$730,166.16
Collection Account Interest					$4,554.05
Late Fees & Other Charges					$40,040.72
Total due to Servicer					$774,760.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$158,331.10		$158,331.10
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$550,112.77		$550,112.77	$550,112.77

Available Funds Remaining:					$33,929,986.54

3. Principal Distribution Amount:					$27,822,319.91

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,822,319.91
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		27,822,319.91		$27,822,319.91
Total Noteholders Principal				$27,822,319.91

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					6,107,666.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,127,286.16
Beginning Period Amount	$17,127,286.16
Current Period Amortization	$797,911.97
Ending Period Required Amount	$16,329,374.19
Ending Period Amount	$16,329,374.19
Next Distribution Date Required Amount	$15,551,704.18

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$93,364,814.68	$89,749,484.97	$89,749,484.97
Overcollateralization as a % of Adjusted Pool		10.87%	10.84%	10.84%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.10%	56,022	98.94%	$835,052,911.81
30 - 60 Days	0.77%	434	0.90%	$7,563,857.26
61 - 90 Days	0.11%	60	0.13%	$1,099,103.39
91 + Days	0.03%	15	0.03%	$247,961.83
		56,531		$843,963,834.29
Total
Delinquent Receivables 61 + days past due	0.13%	75	0.16%	$1,347,065.22
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.14%	83	0.17%	$1,481,589.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	74	0.14%	$1,309,964.48
Three-Month Average Delinquency Ratio	0.13%		0.16%

Repossession in Current Period		41		$777,817.95
Repossession Inventory		52		$951,491.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,023,063.14
Recoveries				$(834,456.08)
Net Charge-offs for Current Period				$188,607.06

Beginning Pool Balance for Current Period				$876,199,395.88

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.54%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.38%

Cumulative Net Losses for All Periods				$1,972,981.79
Cumulative Net Losses as a % of Initial Pool Balance				0.18%

Principal Balance of Extensions				$3,522,431.61
Number of Extensions				184